Merger - Schedule of Common Stock Outstanding (Details) - Common Stock [Member]	Dec. 31, 2024 shares
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	50,535,272
Common stock of ACAB, net of redemptions [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	210,993
ACAB Founder Shares, less of forfeitures and transfers [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	3,782,268
New Abpro shares issued to PIPE investors [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	3,367,401
New Abpro shares issued to service providers [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	1,282,852
New Abpro shares issued in Merger to Legacy Abpro stockholders [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	39,123,200
New Abpro shares transferred to investors [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	2,168,558
New Abpro shares issued to settle the promissory note with executive [Member]
Schedule of Common Stock Outstanding [Line Items]
Total shares of common stock outstanding immediately after Merger	600,000